Working capital - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Summary of additional information about working capital [line items]
Trade receivables	$ 2,789	$ 2,674
Interest on borrowings	352	291
Accrued Discounts Related To Sales Recognized	839	764
Current contract liabilities	84	92
Provision for employee deferred compensation plan	53	54
Provision for accelerate programme	$ 55	0
United States
Summary of additional information about working capital [line items]
Trade receivables due from counterparties	19.00%
India
Summary of additional information about working capital [line items]
Trade receivables due from counterparties	14.00%
United Kingdom
Summary of additional information about working capital [line items]
Trade receivables due from counterparties	16.00%
Non-current liabilities | Fair value
Summary of additional information about working capital [line items]
Non-current contingent liabilities	$ (107)	$ (231)